SCHEDULE OF PERCENTAGE OF TOTAL REVENUE (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Product Information [Line Items]
Revenue percentage	31.40%
Customer B [Member]
Product Information [Line Items]
Revenue percentage	40.60%
Customer C [Member]
Product Information [Line Items]
Revenue percentage	11.10%
Customer D [Member]
Product Information [Line Items]
Revenue percentage	10.40%
Customer E [Member]
Product Information [Line Items]
Revenue percentage		[1]	100.00%
Customer F [Member]
Product Information [Line Items]
Revenue percentage				48.00%
Customer G [Member]
Product Information [Line Items]
Revenue percentage				52.00%

[1]	less than 10%